Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of redesignated financial assets and liabilities [text block] [Abstract]
Fair Value of Financial Assets and Liabilities
41.	Fair Value of Financial Assets and Liabilities:

Banco de Chile and its subsidiaries have defined a corporate framework for valuation and control related with the process to the fair value measurement.

Within the established framework includes the Product Control Unit (PCU), which is independent of the business areas and reports to the Financial Management and Control Division Manager. This function befalls on the Financial Control and Treasury Manager, through the Financial Risk Information and Control Section is responsible for independent verification of price and results of trading (including derivatives) and investment operations and all fair value measurements.

To achieve the appropriate measurements and controls, the Bank and its subsidiaries, take into account at least the following aspects:

(i)	Industry standard valuation.

To value financial instruments, Banco de Chile uses industry standard modeling; quota value, share price, DCF and valuation of options through Black-Scholes-Merton, according to the case. The input parameters for the valuation correspond to rates, prices and levels of volatility for different terms and market factors that are traded in the national and international market and that are provided by the main sources of the market.

(ii)	Quoted prices in active markets.

The fair value for instruments with quoted prices in active markets is determined using daily quotes from electronic systems information (such as Bolsa de Comercio de Santiago, Bloomberg, LVA and Risk America, etc.). This quote represents the price at which these instruments are regularly traded in the financial markets.

(iii)	Valuation techniques.

If no specific quotes are available for the instrument to be valued, valuation techniques will be used to determine the fair value.

Due to the fact that, in general, the valuation models require a set of market parameters as inputs, the aim is to maximize information based on observable or prices-related quotations for similar instruments in active markets. To the extent there is no information available in direct from the markets, data from external suppliers of information, prices of similar instruments and historical information are used to validate the valuation parameters.

(iv)	Fair value adjustments.

Part of the fair value process considers two adjustments to the market value of each instrument calculated based on the market parameters. The Bid/offer adjustment represents the impact on the valuation of an instrument depending on whether the position corresponds to a long (bought) or a short (sold). To calculate this adjustment is used the direct quotes from active markets or indicative prices or derivatives of similar assets depending on the instrument, considering the Bid, Mid and Offer, respectively. Finally, the adjustment made for CVA and DVA for derivatives corresponds to the credit risk recognition of the issuer, either of the counterparty (CVA) or of Banco de Chile (DVA).

(v)	Fair value control.

A process of independent verification of prices and interest rates is executed daily, in order to control that the market parameters used by Banco de Chile in the valuation of the financial instruments relating to the current state of the market and from them the best estimate derived of the fair value. The objective of this process is to control that the official market parameters provided by the respective business areas, before being entered into the valuation, are within acceptable ranges of differences when compared to the same set of parameters prepared independently by the Financial Risk Information and Control Section. As a result, value differences are obtained at the level of currency, product and portfolio. In the event significant differences exist, these differences are scaled according to the amount of individual materiality of each market factor and aggregated at the portfolio level, according to the grouping levels within previously defined ranges. These ranges are approved by the Finance, International and Financial Risk Committee.

Complementary and in parallel, the Financial Risk Information and Control Section generates and reports on a daily basis Profit and Loss (“P&L”) and Exposure to Market Risks, which allow for proper control and consistency of the parameters used in the valuation.

(vi)	Judgmental analysis and information to Management.

In particular cases, where there are no market quotations for the instrument to be valued and there are no prices for similar transactions instruments or indicative parameters, a specific controls and reasoned analysis must be carried out in order to estimate the fair value of the operation. Within the valuation framework described in the Reasonable Value Policy (and its procedure) approved by the Board of Directors of Banco de Chile, a required level of approval is set in order to carry out transactions where market information is not available or it is not possible to infer prices or rates from it.

(a)	Fair value hierarchy

Banco de Chile and its subsidiaries, classify all the financial instruments among the following levels:

Level 1:	These are financial instruments whose fair value is calculated at quoted prices (unadjusted) in extracted from liquid and deep markets. For these instruments there are quotes or prices (return internal rates, quote value, price) the observable market, so that assumptions are not required to determine the value.

In this level, the following instruments are considered: currency futures, debt instruments issued by the Treasury and the Central Bank of Chile, which belong to benchmarks, mutual fund investments and equity shares.

For the instruments of the Central Bank of Chile and the General Treasury of the Republic, all those mnemonics belonging to a Benchmark, in other words corresponding to one of the following categories published by the Santiago Stock Exchange, will be considered as Level 1: Pesos-02, Pesos-03, Pesos-04, Pesos-05, Pesos-07, Pesos-10, UF-02, UF-04, UF-05, UF-07, UF-10, UF-20, UF-30. A Benchmark corresponds to a group of mnemonics that are similar in duration and are traded in an equivalent way, i.e., the price (return internal rates in this case) obtained is the same for all the instruments that make up a Benchmark. This feature defines a greater depth of market, with daily quotations that allow classifying these instruments as Level 1.

In the case of debt issued by the Chilean Government, the internal rate of return of the market is used to discount all flows to present value. In the case of mutual funds and equity shares, the current market price per share, which multiplied by the number of instruments results in the fair value.

The preceding described valuation methodology is equivalent to the one used by the Bolsa de Comercio de Santiago (Santiago Stock Exchange) and corresponds with the standard methodology used in the market and is in accordance with standards used in IFRS.

Level 2:	They are financial instruments whose fair value is calculated based on prices other than in quoted in Level 1 that are observable for the asset or liability, directly (that is, as prices or internal rates of return) or indirectly (that is, derived from prices or internal rates of return from similar instruments). These categories include:

a)	Quoted prices for similar assets or liabilities in active markets.
b)	Quoted prices for identical or similar assets or liabilities in markets that are not active.
c)	Inputs data other than quoted prices that are observable for the asset or liability.
d)	Inputs data corroborated by the market.

At this level there are mainly derivatives instruments, debt issued by banks, debt issued by Chilean and foreign companies, issued in Chile or abroad, mortgage claims, financial brokerage instruments and some issuances by the Central Bank of Chile and the General Treasury of the Republic, which do not belong to benchmarks.

To value derivatives, depends on whether they are impacted by volatility as a relevant market factor in standard valuation methodologies; for options the Black-Scholes-Merton formula is used; for the rest of the derivatives, forwards and swaps, DCF method is used.

For the remaining instruments at this level, as for debt issues of level 1, the valuation is done through cash flows model by using an internal rate of return that can be derived or estimated from internal rates of return of similar securities as mentioned above.

In the event that there is no observable price for an instrument in a specific term, the price will be inferred from the interpolation between periods that have observable quoted price in active markets. These models incorporate various market variables, including the credit quality of counterparties, exchange rates and interest rate curves.

Valuation Techniques and Inputs for Level 2 Instrument:

Type of Financial Instrument	Valuation Method	Description: Inputs and Sources
Local Bank and Corporate Bonds	Discounted cash flows model

Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market.

Model is based on a Base Yield (Central Bank Bonds) and issuer spread.

The model is based on daily prices and risk/maturity similarities between Instruments.

Offshore Bank and Corporate Bonds		Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices.
Local Central Bank and Treasury Bonds		Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices.
Mortgage Notes

Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market.

Model is based on a Base Yield (Central Bank Bonds) and issuer spread.

The model takes into consideration daily prices and risk/maturity similarities between instruments.

Time Deposits		Prices are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices and considers risk/maturity similarities between instruments.
Cross Currency Swaps, Interest Rate Swaps, FX Forwards, Inflation Forwards

Forward Points, Inflation forecast and local swap rates are provided by market brokers that are widely used in the Chilean market

Offshore rates and spreads are obtained from third party price providers that are widely used in the Chilean market.

Zero Coupon rates are calculated by using the bootstrapping method over swap rates.

FX Options	Black-Scholes Model	Prices for volatility surface estimates are obtained from market brokers that are widely used in the Chilean market.

Level 3:	These are financial instruments whose fair value is determined using non-observable inputs data neither for the assets or liabilities under analysis nor for similar instruments. An adjustment to an input that is significant to the entire measurement can result in a fair value measurement classified within Level 3 of the fair value hierarchy, if the adjustment uses significant non-observable data entry.

The instruments likely to be classified as Level 3 are mainly Corporate Debt by Chilean and foreign companies, issued both in Chile and abroad.

Valuation Techniques and Inputs for Level 3 Instrument:

Type of Financial Instrument	Valuation Method	Description: Inputs and Sources
Local Bank and Corporate Bonds	Discounted cash flows model	Since inputs for these types of securities are not observable by the market, we model interest rate of returns for them based on a Base Yield (Central Bank Bonds) and issuer spread. These inputs (base yield and issuer spread) are provided on a daily basis by third party price providers that are widely used in the Chilean market.
Offshore Bank and Corporate Bonds	Discounted cash flows model	Since inputs for these types of securities are not observable by the market, we model interest rate of returns for them based on a Base Yield (US-Libor) and issuer spread. These inputs (base yield and issuer spread) are provided on a weekly basis by third party price providers that are widely used in the Chilean market.

(b)	Level hierarchy classification and figures:

The following table shows the figures by hierarchy, for instruments recorded at fair value in the statement of financial position as of December 31, 2020 and 2021.

	Level 1		Level 2		Level 3		Total
	2020	2021	2020	2021	2020	2021	2020	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held-for-trading
From the Chilean government and Central Bank	75,701	169,067	4,083,591	3,303,055	―	―	4,159,292	3,472,122
Other instruments issued in Chile	1,002	3,061	99,302	214,337	5,494	51,484	105,798	268,882
Instruments issued abroad	164	―	—	—	―	―	164	―
Mutual fund investments	400,902	135,691	—	—	―	―	400,902	135,691
Total	477,769	307,819	4,182,893	3,517,392	5,494	51,484	4,666,156	3,876,695
Derivative Instruments
Derivative contracts for trading purposes
Forwards	―	―	551,964	742,545	―	―	551,964	742,545
Swaps	―	―	2,013,247	1,958,242	―	―	2,013,247	1,958,242
Call options	―	―	269	4,509	―	―	269	4,509
Put options	―	―	1,462	199	―	―	1,462	199
Futures	―	―	—	—	―	―	—	—
Subtotal	―	―	2,566,942	2,705,495	―	―	2,566,942	2,705,495
Hedge derivative contracts
Fair value hedge (Swaps)	―	―	―	―	―	―	—	—
Cash flow hedge (Swaps)	―	―	51,062	277,803	―	―	51,062	277,803
Subtotal	―	―	51,062	277,803	―	―	51,062	277,803
Total	―	―	2,618,004	2,983,298	―	―	2,618,004	2,983,298
Financial assets at fair value through other comprehensive income
Debt instruments (1):
From the Chilean government and Central Bank	―	507,368	163,600	1,981,482	―	―	163,600	2,488,850
Instruments issued in Chile	―	―	860,327	540,756	36,596	25,203	896,923	565,959
Instruments issued abroad	―	―	―	―	―	―	—	—
Subtotal	―	507,368	1,023,927	2,522,238	36,596	25,203	1,060,523	3,054,809
Equity instruments:
Instruments issued in Chile	―	―	6,869	5,499	―	―	6,869	5,499
Instruments issued abroad	670	841	―	―	91	25	761	866
Subtotal	670	841	6,869	5,499	91	25	7,630	6,365
Total	670	508,209	1,030,796	2,527,737	36,687	25,228	1,068,153	3,061,174
Total Financial Assets	478,439	816,028	7,831,693	9,028,427	42,181	76,712	8,352,313	9,921,167

Financial liabilities
Derivative contracts for trading purposes
Forwards	―	―	637,164	505,463	―	―	637,164	505,463
Swaps	―	―	2,130,393	2,264,132	―	―	2,130,393	2,264,132
Call options	―	―	306	2,726	―	―	306	2,726
Put options	―	―	2,099	459	―	―	2,099	459
Futures	―	―	―	―	―	―	―	―
Subtotal	―	―	2,769,962	2,772,780	―	―	2,769,962	2,772,780
Hedge derivative contracts
Cash flow hedge (Forwards)	―	―	―	88	―	―		88
Fair value hedge (Swaps)	―	―	6,519	608	―	―	6,519	608
Cash flow hedge (Swaps)	―	―	65,172	―	―	―	65,172	―
Subtotal	―	―	71,691	696	―	―	71,691	696
Total Financial liabilities	―	―	2,841,653	2,773,476	―	―	2,841,653	2,773,476

(1)	As of December 31, 2021, 100% of instruments of level 3 have denomination “Investment Grade”. Also, 100% of total of these financial instruments correspond to domestic issuers.

(c)	Level 3 Reconciliation

The following tables show the reconciliation between the beginning and ending balances of instruments classified as Level 3, whose fair value is reflected in the Financial Statements.

	2020
	Balance as of January 1, 2020	Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Equity (2)	Purchases	Sales	Transfer from Level 1 and 2	Transfer to Level 1 and 2	Balance as of December 31, 2020
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held-for-trading:
Other instruments issued in Chile	55,094	(708)	—	49,424	(98,316)	—	—	5,494
Subtotal	55,094	(708)	—	49,424	(98,316)	—	—	5,494

Financial assets at fair value through OCI:
Debt instruments:
Other instruments issued in Chile	7,069	323	(647)	71,539	(70,897)	29,209	—	36,596
Equity instruments:
Instruments issued abroad	96	—	(5)	—	—	—	—	91
Subtotal	7,165	323	(652)	71,539	(70,897)	29,209	—	36,687

Total	62,259	(385)	(652)	120,963	(169,213)	29,209	—	42,181

	2021
	Balance as of January 1, 2021	Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Equity (2)	Purchases	Sales	Transfer from Level 1 and 2	Transfer to Level 1 and 2	Balance as of December 31, 2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held-for-trading:
Other instruments issued in Chile	5,494	(503)	—	42,484	(3,160)	7,169	—	51,484
Subtotal	5,494	(503)	—	42,484	(3,160)	7,169	—	51,484

Financial assets at fair value through OCI:
Debt instruments:
Other instruments issued in Chile	36,596	1,084	(3,168)	10,212	(20,453)	6,399	(5,467)	25,203
Equity instruments:
Instruments issued abroad	91	—	(66)	—	—	—	—	25
Subtotal	36,687	1,084	(3,234)	10,212	(20,453)	6,399	(5,467)	25,228

Total	42,181	581	(3,234)	52,696	(23,613)	13,568	(5,467)	76,712

(1)	It is recorded in the income statement under “Net financial operating income”
(2)	It is recorded in Equity under “Other Comprehensive Income”

(d)	Transfers between levels:

The following tables show transfers between levels for financial assets and liabilities whose fair value is recorded in the consolidated financial statements:

Transfers from level 1 to level 2
2020
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	425

Instruments issued abroad
From the Chilean Government and Central Bank	―

Transfers from level 2 to level 1
2020
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	109

Instruments issued abroad
From the Chilean Government and Central Bank	―

Transfers from level 1 to level 2
2021
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	933

Financial assets at fair value through OCI
From the Chilean Government and Central Bank	―

Transfers from level 2 to level 1
2021
Financial assets	MCh$

Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	―

Financial assets at fair value through OCI
From the Chilean Government and Central Bank	―

(e)	Sensitivity of level 3 instruments to changes in key assumptions of the input parameters for the valuation model:

The following table shows the impact on the fair value of Level 3 financial instruments using alternative assumptions that are reasonably possible.

It is believed that the positive and negative impacts are similar:

	As of December 31, 2020		As of December 31, 2021
	Level 3	Sensitivity to changes in key assumptions of models	Level 3	Sensitivity to changes in key assumptions of models
	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held-for-trading
Other instruments issued in Chile	5,494	(8)	51,484	(506)
Subtotal	5,494	(8)	51,484	(506)
Financial assets at fair value through OCI
Debt instrument:
Other instruments issued in Chile	36,596	(525)	25,203	(782)
Equity instrument:
Instruments issued abroad	91	—	25	—
Subtotal	36,687	(525)	25,228	(782)
Total	42,181	(533)	76,712	(1,288)

With the purpose of determining the sensitivity of the financial investments to changes in significant market factors, the Bank has made alternative calculations at fair value, changing those key parameters for the valuation and which are not directly observable in screens. In the case of the financial assets listed in the table above, which correspond to Bank Bonds and Corporate Bonds, it was considered that, since there are no current observables prices, the input prices will be based on brokers’ quotes. The prices are usually calculated as a base rate plus a spread. For Local Bonds it was determined to apply a 10% impact on the price, while for the Off Shore Bonds (associated with Chilean domestic issuers as of December 31, 2020 and 2021) it was determined to apply a 10% impact only on the spread, since the base rate is covered by interest rate swaps instruments in the so-called accounting hedges. The 10% impact is considered reasonable, taking into account the market performance of these instruments and comparing it against the bid / offer adjustment that is provisioned by these instruments.

(f)	Other assets and liabilities not measured at fair value:

The following table summarizes the fair values of the Bank’s main financial assets and liabilities that are not recorded at fair value in the Statement of Financial Position. The values shown in this note do not attempt to estimate the value of the Bank’s income-generating assets, nor forecast their future behavior. The estimated fair value is as follows:

	Book Value		Fair Value
	2020	2021	2020	2021
	MCh$	MCh$	MCh$	MCh$
Assets
Cash and due from banks	2,560,216	3,713,734	2,560,216	3,713,734
Transactions in the course of collection	163,252	326,446	163,252	326,446
Investments under resale agreements	76,407	64,365	76,407	64,365
Subtotal	2,799,875	4,104,545	2,799,875	4,104,545
Loans and advances to banks
Domestic banks	259,788	159,987	259,788	159,987
Central Bank of Chile	2,380,033	1,090,000	2,380,033	1,090,000
Foreign banks	299,377	279,764	297,778	278,813
Subtotal	2,939,198	1,529,751	2,937,599	1,528,800
Loans to Customers at amortized cost
Commercial loans	17,120,207	19,353,491	16,968,143	18,449,013
Residential mortgage loans	9,352,720	10,307,542	10,075,011	9,753,455
Consumer loans	3,628,656	3,931,344	3,711,582	3,899,940
Subtotal	30,101,583	33,592,377	30,754,736	32,102,408
Financial instruments at amortized cost	—	839,744	—	764,528
Total	35,840,656	40,066,417	36,492,210	38,500,281

Liabilities
Current accounts and other demand deposits	15,167,229	18,542,791	15,167,229	18,542,791
Transactions in the course of payment	882,944	210,479	882,944	210,479
Obligations under repurchase agreements	288,917	95,009	288,917	95,009
Saving accounts and time deposits	8,899,541	9,140,006	8,885,015	9,145,192
Borrowings from financial institutions	3,669,753	4,861,865	3,415,959	4,325,869
Other financial obligations	191,713	274,618	217,311	299,452
Subtotal	29,100,097	33,124,768	28,857,375	32,618,792
Debt issued
Letters of credit for residential purposes	6,532	4,011	7,201	4,214
Letters of credit for general purposes	254	105	280	110
Bonds	7,700,402	8,557,279	8,390,594	8,397,835
Subordinated bonds	886,407	917,510	1,004,196	869,364
Subtotal	8,593,595	9,478,905	9,402,271	9,271,523
Total	37,693,692	42,603,673	38,259,646	41,890,315

Other financial assets and liabilities not measured at their fair value, but for which a fair value is estimated, even if not managed based on such value, include assets and liabilities such as placements, deposits and other time deposits, debt issued, and other financial assets and obligations with different maturities and characteristics. The fair value of these assets and liabilities is calculated using the DCF model and the use of various data sources such as yield curves, credit risk spreads, etc. In addition, as some of these assets and liabilities are not traded on the market, periodic reviews and analyses are required to determine the suitability of the inputs and determined fair values.

(g)	Levels of other assets and liabilities:

The table below sets forth the fair value of Financial Assets/Liabilities not measured at fair value on the balance sheet, for the years ended December 31, 2020 and 2021:

	Level 1		Level 2		Level 3		Total
	Estimated Fair Value		Estimated Fair Value		Estimated Fair Value		Estimated Fair Value
	2020	2021	2020	2021	2020	2021	2020	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Cash and due from banks	2,560,216	3,713,734	—	—	—	—	2,560,216	3,713,734
Transactions in the course of collection	163,252	326,446	—	—	—	—	163,252	326,446
Investments under resale agreements	76,407	64,365	—	—	—	—	76,407	64,365
Subtotal	2,799,875	4,104,545	—	—	—	—	2,799,875	4,104,545
Loans and advances to banks
Domestic banks	259,788	159,987	—	—	—	—	259,788	159,987
Central Bank of Chile	2,380,033	1,090,000	—	—	—	—	2,380,033	1,090,000
Foreign banks	—	—	—	—	297,778	278,813	297,778	278,813
Subtotal	2,639,821	1,249,987	—	—	297,778	278,813	2,937,599	1,528,800
Loans to Customers at amortized cost
Commercial loans	—	—	—	—	16,968,143	18,449,013	16,968,143	18,449,013
Residential mortgage loans	—	—	—	—	10,075,011	9,753,455	10,075,011	9,753,455
Consumer loans	—	—	—	—	3,711,582	3,899,940	3,711,582	3,899,940
Subtotal	—	—	—	—	30,754,736	32,102,408	30,754,736	32,102,408
Financial instruments at amortized cost	—	764,528	—	—	—	—	—	764,528
Total	5,439,696	6,119,060	—	—	31,052,514	32,381,221	36,492,210	38,500,281

Liabilities
Current accounts and other demand deposits	15,167,229	18,542,791	—	—	—	—	15,167,229	18,542,791
Transactions in the course of payment	882,944	210,479	—	—	—	—	882,944	210,479
Obligations under repurchase agreements	288,917	95,009	—	—	—	—	288,917	95,009
Savings accounts and time deposits	—	—	—	—	8,885,015	9,145,192	8,885,015	9,145,192
Borrowings from financial institutions	—	—	—	—	3,415,959	4,325,869	3,415,959	4,325,869
Other financial obligations	—	—	—	—	217,311	299,452	217,311	299,452
Subtotal	16,339,090	18,848,279	—	—	12,518,285	13,770,513	28,857,375	32,618,792
Debt Issued
Letters of credit for residential purposes	—	—	7,201	4,214	—	—	7,201	4,214
Letters of credit for general purposes	—	—	280	110	—	—	280	110
Bonds	—	—	8,390,594	8,397,835	—	—	8,390,594	8,397,835
Subordinate bonds	—	—	—	—	1,004,196	869,364	1,004,196	869,364
Subtotal	—	—	8,398,075	8,402,159	1,004,196	869,364	9,402,271	9,271,523
Total	16,339,090	18,848,279	8,398,075	8,402,159	13,522,481	14,639,877	38,259,646	41,890,315

We	estimate fair values for these assets/liabilities, as follows:

●	Short-term assets and liabilities: For assets and liabilities with short-term maturity, it is assumed that the book values approximate to their fair value. This assumption is applied to the following assets and liabilities:

Assets	Liabilities
- Cash and due from banks	- Current accounts and other demand deposits
- Transactions in the course of collection	- Transactions in the course of payments
- Investment under resale agreements	- Obligations under repurchase agreements
- Loans and advance to domestic banks

●	Loans to Customers and Advances to foreign banks: Fair value is determined by using the DCF model and internally generated discount rates, based on internal transfer rates derived from our internal transfer price process. Once the present value is determined, we deduct the related loan loss allowances in order to incorporate the credit risk associated with each contract or loan. As we use internally generated parameters for valuation purposes, we categorize these instruments in Level 3.

●	Investment Instruments Until Maturity: The fair value is calculated with the methodology of the Stock Exchange, using the IRR observed in the market. Because the instruments that are in this category correspond to Treasury Bonds that are Benchmark, they are classified in Level 1.

●	Letters of Credit and Bonds: In order to determine the present value of contractual cash flows, we apply the DCF model by using market interest rates that are available in the market, either for the instruments under valuation or instruments with similar features that fit valuation needs in terms of currency, maturities and liquidity. The market interest rates are obtained from third party price providers widely used by the market. As a result of the valuation technique and the quality of inputs (observable) used for valuation, we categorize these financial liabilities in Level 2.

●	Saving Accounts, Time Deposits, Borrowings from Financial Institutions, Subordinated Bonds and Other borrowings financial: The DCF model is used to obtain the present value of committed cash flows by applying a bucket approach and average adjusted discount rates that derived from both market rates for instruments with similar features and our internal transfer price process. As we use internally generated parameters and/or apply significant judgmental analysis for valuation purposes, we categorize these financial liabilities in Level 3.

(h)	Offsetting of financial assets and liabilities:

The Bank trades financial derivatives with foreign counterparties using ISDA Master Agreement (International Swaps and Derivatives Association, Inc.), under the laws of the City of New York – USA or London – United Kingdom. The legal framework in these jurisdictions, along with documentation mentioned, allows Banco de Chile the right to anticipate the maturity of the transaction and then, offset the net value of those transactions in case of default of counterparty. Additionally, the Bank has negotiated with these counterparties an additional annex (CSA Credit Support Annex), that includes other credit mitigating factors, such as entering margins on a certain amount of net value of transactions, early termination (optional or mandatory) of transactions at certain dates in the future, coupon adjustment of transaction in exchange for payment of the debtor counterpart over a certain threshold amount, etc.

	Effect of offsetting on balance sheet			Related amount not offset
	Gross amount	Amounts offset	Net amounts reported on the balance sheet	Financial Instruments	Financial Collateral	Net amount
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
As of December 31, 2020
Derivative financial assets	2,618,004	—	2,618,004	(2,258,554)	(85,614)	273,836
Derivative financial liabilities	2,841,653	—	2,841,653	(2,258,554)	(218,329)	364,770

	Effect of offsetting on balance sheet			Related amount not offset
	Gross amount	Amounts offset	Net amounts reported on the balance sheet	Financial Instruments	Financial Collateral	Net amount
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
As of December 31, 2021
Derivative financial assets	2,983,298	—	2,983,298	(2,042,009)	(327,840)	613,449
Derivative financial liabilities	2,773,476	—	2,773,476	(2,042,009)	(275,191)	456,276